Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of components of our income tax expense (benefit) applicable to continuing operations

The components of our income tax expense (benefit) are as follows:

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
			2015	2014
Current:
US Federal	$—	$(6)	$(17)	$30
State	6	9	21	28

Total current	6	3	4	58

Deferred:
US Federal	(75)	(1,234)	(811)	(2,361)
State	(1)	(36)	(72)	(17)

Total deferred	(76)	(1,270)	(883)	(2,378)

Total	$(70)	$(1,267)	$(879)	$(2,320)

Calculation of Effective Income Tax Rate

The calculation of our effective tax rate is as follows:

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Income (loss) before income taxes	$524	$184	$609	$(653)
Income tax (expense) benefit	$(251)	$3	$(284)	$(3)
Effective tax rate	47.9%	(1.6)%	46.6%	(0.5)%

Reconciliation of income taxes computed at the US federal statutory rate to income tax benefit recorded:

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
			2015	2014
Income (loss) before income taxes	$(233)	$21,584	$(5,556)	$(8,549)

Income taxes at the US federal statutory rate of 35%	(82)	7,554	(1,945)	(2,992)
Nondeductible TRA accretion	5	—	—	—
IRS audit and appeals settlements	—	—	—	53
Nondeductible goodwill impairment	—	—	770	560
Texas margin tax, net of federal benefit	3	(21)	—	10
Lignite depletion allowance	—	—	(8)	(14)
Interest accrued for uncertain tax positions, net of tax	—	—	(2)	—
Nondeductible interest expense	—	12	21	21
Nondeductible debt restructuring costs	2	38	64	42
Valuation allowance	—	(210)	210	—
Nontaxable gain on extinguishment of LSTC	—	(8,593)	—	—
Other	2	(47)	11	—

Income tax benefit	$(70)	$(1,267)	$(879)	$(2,320)

Effective tax rate	30.0%	(5.9)%	15.8%	27.1%

Schedule of deferred tax assets and liabilities

Deferred income taxes provided for temporary differences based on tax laws in effect at December 31, 2016 and 2015 are as follows:

	Successor	Predecessor
	December 31, 2016	December 31, 2015
Noncurrent Deferred Income Tax Assets
Alternative minimum tax credit carryforwards	$—	$22
Net operating loss (NOL) carryforwards	8	440
Unfavorable purchase and sales contracts	—	193
Commodity contracts and interest rate swaps	—	125
Property, plant and equipment	943	—
Intangible assets	29	—
Debt extinguishment gains	52	1,109
Employee benefit obligations	84	51
Other	6	55

Total deferred tax assets	1,122	1,995

Noncurrent Deferred Income Tax Liabilities
Property, plant and equipment	—	1,541
Identifiable intangible assets	—	320
Accrued interest	—	138

Total deferred tax liabilities	—	1,999

Valuation allowance	—	209

Net Deferred Income Tax (Asset) Liability	$(1,122)	$213

Summary of Uncertain Tax Positions Reported in Other Noncurrent Liabilities

The following table summarizes the changes to the uncertain tax positions, reported in other noncurrent liabilities in the consolidated balance sheets, during the Predecessor period from January 1, 2016 through October 2, 2016 and the years ended December 31, 2015 and 2014, respectively:

	Predecessor
	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
		2015	2014
Balance at beginning of period, excluding interest and penalties	$36	$65	$184
Additions based on tax positions related to prior years	—	—	55
Reductions based on tax positions related to prior years	(1)	(11)	(155)
Additions based on tax positions related to the current year	—	—	—
Settlements with taxing authorities	(35)	(18)	(19)

Balance at end of period, excluding interest and penalties	$—	$36	$65